Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 6.7%
Avoca CLO 32A A1, EURIBOR 3 Month + 1.1700%, 3.3340%, 4/15/39ž,‡	1,530,000	EUR	$1,799,159
Avoca CLO 32A B, EURIBOR 3 Month + 1.6500%, 3.8140%, 4/15/39ž,‡	960,000	EUR	1,133,817
Cairn CLO BV 2023-17A BR, EURIBOR 3 Month + 1.7000%, 3.7210%, 1/18/39ž,‡	2,080,000	EUR	2,447,254
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.8950%, 4/15/39ž,‡	2,750,000	EUR	3,227,834
Cordatus CLO PLC 35A B, EURIBOR 3 Month + 1.7500%, 3.8030%, 8/20/38ž,‡	1,330,000	EUR	1,573,423
Palmer Square European CLO 2021-1A AR, EURIBOR 3 Month + 1.3300%, 3.3560%, 4/15/39ž,‡	2,330,000	EUR	2,744,764
Palmer Square European CLO 2021-1A BR, EURIBOR 3 Month + 1.9500%, 3.9760%, 4/15/39ž,‡	1,230,000	EUR	1,443,755
Penta CLO 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.1960%, 4/15/38ž,‡	1,520,000	EUR	1,783,826
Penta CLO 2021-2A BR, EURIBOR 3 Month + 1.6500%, 3.6760%, 4/15/38ž,‡	1,375,000	EUR	1,609,862
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.1090%, 4/26/38ž,‡	910,000	EUR	1,070,154
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.5898%, 4/26/38ž,‡	780,000	EUR	913,976
RRE Loan Management 24A A1, EURIBOR 3 Month + 1.1600%, 3.5290%, 4/16/40ž,‡	3,050,000	EUR	3,586,415
Sound Point EURO CLO Funding DAC 14A A, EURIBOR 3 Month + 1.1800%, 3.4740%, 4/20/39ž,‡	3,050,000	EUR	3,577,393
Sound Point EURO CLO Funding DAC 15A A, EURIBOR 3 Month + 1.3300%, 3.3330%, 7/20/39ž,‡	2,630,000	EUR	3,102,792
Sound Point EURO CLO Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%, 3.9790%, 4/15/39ž,‡	880,000	EUR	1,034,745
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	4,748,448	GBP	6,338,808
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 3.3060%, 1/17/39ž,‡	2,750,000	EUR	3,228,236
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $39,055,544)			40,616,213
Bank Loans and Mezzanine Loans – 9.7%
Capital Goods – 0.2%
Quimper AB, EURIBOR 3 Month + 3.7500%, 5.6890%, 3/29/30‡	1,000,000	EUR	1,181,403
Communications – 0.5%
Speedster Bidco GmbH, EURIBOR 3 Month + 3.5000%, 6.1290%, 12/10/31‡	2,260,000	EUR	2,666,283
Consumer Cyclical – 2.2%
Belron UK Finance PLC, EURIBOR 3 Month + 3.0000%, 4.9730%, 10/16/31‡	3,300,000	EUR	3,885,304
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.0015%, 9/30/31ƒ,‡	$1,549,955		1,549,474
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	3,099,902		3,098,941
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.5000%, 4.5830%, 9/30/31‡	2,520,000	EUR	2,955,778
Speedster Bidco GmbH, CME Term SOFR 1 Month + 3.2500%, 7.5456%, 12/10/31‡	1,795,500		1,796,631
			13,286,128
Consumer Non-Cyclical – 2.7%
Champ Acquisition Corp, CME Term SOFR 3 Month + 4.0000%, 8.1660%, 11/25/31‡	1,204,750		1,211,533
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.5000%, 5.7790%, 3/18/32‡	2,140,000		2,514,838
Dechra Pharmaceuticals Holdings Ltd, EURIBOR 6 Month + 3.5000%, 5.5370%, 1/27/32‡	1,490,000	EUR	1,757,614
Financiere Mendel SASU, EURIBOR 3 Month + 3.0000%, 5.0000%, 11/8/30ƒ,‡	1,000,000	EUR	1,176,156
Froneri Lux Finco Sarl, EURIBOR 3 Month + 3.0000%, 4.9480%, 8/2/32ƒ,‡	1,380,000		1,621,345
Gategroup Finance International Sarl, EURIBOR 3 Month + 4.2500%, 6.2380%, 6/16/32‡	2,190,000	EUR	2,596,553
Lavender Dutch BorrowerCo BV, EURIBOR 3 Month + 3.5000%, 5.5240%, 9/27/32ƒ,‡	2,130,000		2,504,587
PAX Holdco Spain SL, EURIBOR 3 Month + 4.0000%, 6.0260%, 12/31/29ƒ,‡	2,580,000		3,038,146
			16,420,772
Financial Institutions – 0.4%
Mermaid Bidco Inc, EURIBOR 3 Month + 3.7500%, 5.7440%, 7/3/31‡	1,100,000	EUR	1,300,990
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5721%, 7/3/31‡	818,797		816,922
			2,117,912
Insurance – 1.1%
Acropole Holdings SAS, EURIBOR 3 Month + 3.5000%, 5.5000%, 7/26/32‡	3,303,462	EUR	3,889,845

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Insurance – (continued)
DIOT-SIACI Bidco SAS, EURIBOR 3 Month + 3.5000%, 5.4710%, 7/16/32ƒ,‡	786,538	EUR	$926,153
KI Knight France Bidco SAS, EURIBOR 3 Month + 3.7500%, 5.7810%, 6/25/32ƒ,‡	1,660,000		1,955,673
			6,771,671
Technology – 2.6%
BMC Software Inc, CME Term SOFR 3 Month + 3.0000%, 7.1989%, 7/30/31‡	$2,094,750		2,090,162
Claudius Finance Sarl, EURIBOR 3 Month + 2.7500%, 4.7760%, 7/10/28‡	2,500,000	EUR	2,940,859
Clearwater Analytics LLC, CME Term SOFR 6 Month + 2.2500%, 6.4605%, 4/21/32‡	2,368,000		2,368,000
Genesys Cloud Services Inc, EURIBOR 3 Month + 3.2500%, 5.2760%, 1/30/32‡	1,840,750	EUR	2,159,520
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.5696%, 10/9/31‡	1,596,000		1,594,771
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5456%, 10/28/30ƒ,‡	937,000		939,127
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 9.0015%, 5/9/33‡	1,300,000		1,290,250
X Corp, CME Term SOFR 3 Month + 6.5000%, 10.9579%, 10/26/29ƒ,‡	2,400,000		2,352,336
			15,735,025
Total Bank Loans and Mezzanine Loans (cost $56,105,464)			58,179,194
Corporate Bonds – 59.4%
Banking – 11.4%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	1,292,000		1,333,454
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	3,569,000		3,726,861
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	317,000	GBP	431,055
Barclays PLC, ICE SWAP Rate GBP SONIA 5 Year + 4.6920%, 8.3750%‡,μ	1,240,000	GBP	1,755,179
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	712,000		712,385
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	1,983,000		2,003,123
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	3,304,000		3,137,894
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,324,928
Deutsche Bank AG, SONIA Interest Rate Benchmark + 1.1400%, 5.0000%, 2/26/29‡	1,100,000	GBP	1,483,475
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	1,700,000	EUR	2,062,778
Goldman Sachs Group Inc, SOFR + 1.4200%, 5.0160%, 10/23/35‡	4,900,000		4,932,579
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	1,307,000		1,364,304
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,400,000	EUR	3,820,365
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	7,582,000		7,646,404
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.4360%, 7.5000%‡,μ	1,220,000	GBP	1,680,473
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 5.1430%, 8.5000%‡,μ	1,414,000	GBP	2,013,209
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,597,701
Morgan Stanley, SOFR + 1.1000%, 4.6540%, 10/18/30‡	2,840,000		2,871,043
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	3,459,000	GBP	4,842,411
Natwest Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.9710%, 7.6250%‡,μ	800,000	GBP	1,084,496
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,050,588
Societe Generale SA, EURIBOR 3 Month + 1.5000%, 4.7500%, 9/28/29‡	1,600,000	EUR	1,979,165
Societe Generale SA, EURIBOR 3 Month + 1.8000%, 4.2500%, 12/6/30‡	2,300,000	EUR	2,808,894
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	4,180,000	EUR	5,114,115
UBS Group AG, 5.9590%, 1/12/34ž	1,183,000		1,265,469
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,396,720
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	1,531,000		1,583,985
Wells Fargo & Co, EURIBOR 3 Month + 1.2200%, 3.9000%, 7/22/32‡	1,500,000	EUR	1,813,574
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	915,000		954,428
			68,791,055
Basic Industry – 1.1%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,909,665
Qnity Electronics Inc, 5.7500%, 8/15/32ž	494,000		497,768
SIG Combibloc PurchaseCO Sarl, 3.7500%, 3/19/30	1,920,000	EUR	2,284,121
Verde Purchaser LLC, 10.5000%, 11/30/30ž	778,000		834,971
			6,526,525
Brokerage – 3.1%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	306,000		314,065
Intercontinental Exchange Inc, 1.8500%, 9/15/32#	6,267,000		5,282,465
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	900,000		944,003
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	4,891,000		4,957,318
LPL Holdings Inc, 6.0000%, 5/20/34	2,620,000		2,737,576
LSEG Netherlands BV, 2.7500%, 9/20/27	1,067,000	EUR	1,259,577

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – (continued)
Nasdaq Inc, 5.3500%, 6/28/28	$1,092,000		$1,125,954
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,382,293
Nasdaq Inc, 5.5500%, 2/15/34	744,000		781,193
			18,784,444
Capital Goods – 1.3%
Berry Global Inc, 5.6500%, 1/15/34	1,132,000		1,179,481
TransDigm Inc, 6.3750%, 3/1/29ž	4,380,000		4,478,116
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,176,920
			7,834,517
Commercial Services – 0.4%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 5.3750%, 5/21/30	1,083,000	EUR	1,318,843
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	1,108,000		1,146,005
			2,464,848
Communications – 10.7%
Arqiva Broadcast Finance PLC, 8.6250%, 7/1/30	2,016,000	GBP	2,832,217
AT&T Inc, 4.5000%, 5/15/35	2,819,000		2,723,808
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,600,000		2,778,353
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	7,631,000		8,133,100
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,831,655
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		4,012,049
Deutsche Telekom AG, 3.2500%, 6/4/35	1,100,000	EUR	1,283,545
Electronic Arts Inc, 2.9500%, 2/15/51	1,330,000		1,153,420
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	5,434,101
Meta Platforms Inc, 4.7500%, 8/15/34	3,173,000		3,214,339
Netflix Inc, 5.8750%, 11/15/28	3,264,000		3,441,865
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,614,417
Netflix Inc, 4.8750%, 6/15/30ž	2,087,000		2,145,115
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,153,270
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,089,668
Pinewood Finco PLC, 6.0000%, 3/27/30	1,010,000	GBP	1,365,978
Sunrise Finco I BV, 4.6250%, 5/15/32	2,260,000	EUR	2,688,611
T-Mobile USA Inc, 3.8750%, 4/15/30	1,591,000		1,560,116
T-Mobile USA Inc, 3.1500%, 2/11/32	2,360,000	EUR	2,752,270
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32	2,450,000	GBP	3,404,852
Vmed O2 UK Financing I PLC, 5.6250%, 4/15/32	1,070,000	EUR	1,287,613
Vodafone Group PLC, EURIBOR ICE SWAP Rate + 1.8350%, 4.1250%, 9/13/55‡	1,600,000	EUR	1,872,476
Ziggo Bond Co BV, 6.1250%, 11/15/32	1,268,000	EUR	1,426,751
			64,199,589
Consumer Cyclical – 10.1%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	617,000		624,419
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,360,682
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	2,014,000		2,070,050
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	1,362,000		1,334,988
Belron UK Finance PLC, 4.6250%, 10/15/29	2,940,000	EUR	3,542,188
Belron UK Finance PLC, 5.7500%, 10/15/29ž	1,069,000		1,082,933
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,933,961
Booking Holdings Inc, 3.6250%, 3/1/32	3,815,000	EUR	4,578,822
Boots Group Finco LP, 5.3750%, 8/31/32ž	360,000	EUR	434,757
Boots Group Finco LP, 7.3750%, 8/31/32ž	620,000	GBP	849,324
Carnival PLC, 4.1250%, 7/15/31ž	2,509,000	EUR	2,981,587
Deuce Finco PLC, 5.5000%, 6/15/27	1,870,000	GBP	2,509,897
Garda World Security Corp, 7.7500%, 2/15/28ž	1,975,000		2,024,580
Garda World Security Corp, 8.3750%, 11/15/32ž	1,900,000		1,972,251
Garda World Security Corp, 6.0000%, 6/1/29ž	640,000		634,511
Levi Strauss & Co, 4.0000%, 8/15/30ž	610,000	EUR	726,624
Match Group Holdings II LLC, 6.1250%, 9/15/33ž	1,318,000		1,329,579
Pinnacle Bidco PLC, 8.2500%, 10/11/28	1,800,000	EUR	2,214,086
Pinnacle Bidco PLC, 10.0000%, 10/11/28	569,000	GBP	807,237
Rentokil Terminix LLC, 5.0000%, 4/28/30ž	1,796,000		1,829,833
Service Corp International/US, 3.3750%, 8/15/30	3,644,000		3,376,411
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,366,082
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,754,651
Verisure Holding AB, 5.5000%, 5/15/30	6,469,000	EUR	7,882,241
Yum! Brands Inc, 5.3750%, 4/1/32	1,375,000		1,380,162
			60,601,856

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 10.2%
Avantor Funding Inc, 3.8750%, 7/15/28	2,455,000	EUR	$2,876,447
Bacardi Ltd, 4.7000%, 5/15/28ž	$2,282,000		2,300,800
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,888,980
Froneri Lux Finco Sarl, 4.7500%, 8/1/32	2,167,000	EUR	2,566,252
HCA Inc, 4.1250%, 6/15/29	3,673,000		3,641,167
HCA Inc, 5.6000%, 4/1/34	891,000		924,933
IQVIA Inc, 5.0000%, 5/15/27ž	2,747,000		2,739,352
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	2,148,018
Mars Inc, 5.2000%, 3/1/35ž	1,109,000		1,133,549
Mehilainen Yhtiot Oy, 5.1250%, 6/30/32ž	1,168,000	EUR	1,400,199
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 3.3750%, 5.3750%, 6/30/32‡	761,000	EUR	899,334
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 3.3750%, 5.3750%, 6/30/32ž,‡	1,296,000	EUR	1,531,586
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	3,809,637
Mondelez International Inc, 4.7500%, 8/28/34	2,394,000		2,389,560
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,769,883
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	5,358,978
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,554,336
Solventum Corp, 5.6000%, 3/23/34	1,515,000		1,577,311
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	3,206,850
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,932,806
Tesco PLC, 6.1500%, 11/15/37ž,#	903,000		941,399
Teva Pharmaceutical Finance Netherlands II BV, 4.1250%, 6/1/31	2,020,000	EUR	2,397,619
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	1,665,000		1,728,308
Teva Pharmaceutical Finance Netherlands III BV, 5.1250%, 5/9/29#	2,610,000		2,623,867
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	504,000		519,074
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	1,879,000	EUR	2,258,232
			61,118,477
Insurance – 2.6%
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	3,221,830
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,637,771
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	2,123,591
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	5,260,521
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	2,480,000		2,553,336
			15,797,049
Technology – 8.3%
Almaviva - The Italian Innovation Co SpA, 5.0000%, 10/30/30	526,000	EUR	627,251
Almaviva - The Italian Innovation Co SpA, 5.0000%, 10/30/30ž	2,860,000	EUR	3,410,526
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,730,220
Atlassian Corp, 5.5000%, 5/15/34	3,374,000		3,475,919
CoreWeave Inc, 9.2500%, 6/1/30ž	854,000		882,006
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		804,331
Gartner Inc, 3.7500%, 10/1/30ž	2,814,000		2,657,369
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl, 7.8750%, 5/1/29	1,163,000	EUR	1,428,571
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,727,860
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	2,880,000		2,861,078
Iron Mountain Inc, 5.2500%, 7/15/30ž	1,084,000		1,072,040
Iron Mountain Inc, 4.7500%, 1/15/34ž	2,407,000	EUR	2,831,815
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	2,700,000		2,775,681
Micron Technology Inc, 4.6630%, 2/15/30	2,397,000		2,419,034
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,979,401
MSCI Inc, 3.6250%, 9/1/30ž	2,483,000		2,369,922
Nexi SpA, 3.8750%, 5/21/31	1,000,000	EUR	1,190,408
NVIDIA Corp, 2.0000%, 6/15/31	719,000		646,088
Oracle Corp, 5.2000%, 9/26/35	943,000		948,193
Oracle Corp, 5.8750%, 9/26/45	2,539,000		2,545,893
Synopsys Inc, 5.1500%, 4/1/35	2,189,000		2,226,770
TeamSystem SpA, 5.0000%, 7/1/31ž	1,600,000	EUR	1,904,548
TeamSystem SpA, EURIBOR 3 Month + 3.2500%, 5.1940%, 7/1/32ž,‡	1,499,000	EUR	1,761,625
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,301,624
			49,578,173
Utilities – 0.2%
Veolia Environnement SA, EURIBOR ICE SWAP Rate + 1.8370%, 4.3220%‡,μ	1,200,000	EUR	1,411,480
Total Corporate Bonds (cost $349,563,419)			357,108,013

	Shares or Principal Amounts		Value
Foreign Government Bonds – 10.5%
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	$11,536,656
New Zealand Government Bond, 1.5000%, 5/15/31	14,454,000	NZD	7,490,245
New Zealand Government Bond, 3.5000%, 4/14/33	31,465,000	NZD	17,712,287
New Zealand Government Bond, 4.5000%, 5/15/35	9,492,000	NZD	5,629,854
Swiss Confederation Government Bond, 0.5000%, 5/27/30	4,914,000	CHF	6,315,993
Swiss Confederation Government Bond, 0.2500%, 6/23/35	11,237,000	CHF	14,205,776
Total Foreign Government Bonds (cost $66,007,184)			62,890,811
Mortgage-Backed Securities – 5.1%
Fannie Mae Pool:
FS8341, 5.0000%, 9/1/53	$3,949,704		3,941,796
DA1671, 5.0000%, 10/1/53	2,480,150		2,482,339
CB8129, 5.0000%, 3/1/54	5,716,426		5,694,752
CB8132, 5.0000%, 3/1/54	1,372,094		1,372,194
FS9509, 5.5000%, 11/1/54	6,091,703		6,229,540
			19,720,621
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	4,203,422		4,189,973
RJ2155, 5.0000%, 10/1/54	2,309,759		2,302,369
RJ3274, 5.5000%, 2/1/55	4,106,017		4,186,759
			10,679,101
Total Mortgage-Backed Securities (cost $29,708,184)			30,399,722
United States Treasury Notes/Bonds – 3.1%
0.6250%, 8/15/30	12,651,100		10,907,126
2.7500%, 8/15/32	8,618,500		8,012,175
Total United States Treasury Notes/Bonds (cost $18,832,084)			18,919,301
Investment Companies – 5.0%
Money Markets – 5.0%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $30,055,431)	30,049,421		30,055,431
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	1,081,120		1,081,120
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$270,280		270,280
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,351,400)			1,351,400
Total Investments (total cost $590,678,710) – 99.7%			599,520,085
Cash, Receivables and Other Assets, net of Liabilities – 0.3%			1,813,641
Net Assets – 100%			$601,333,726

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$299,068,838	49.9%
United Kingdom	66,140,596	11.0
New Zealand	42,369,042	7.1
Switzerland	35,326,765	5.9
Ireland	29,652,764	4.9
France	20,237,034	3.4
Netherlands	18,571,244	3.1
Israel	9,527,100	1.6
Germany	9,292,712	1.6
Sweden	9,063,644	1.5
Italy	8,894,358	1.5
Canada	8,616,443	1.4
Luxembourg	8,504,648	1.4
Spain	8,472,247	1.4
Supranational	8,029,493	1.3
Finland	5,881,707	1.0
Belgium	3,885,304	0.6
Austria	2,909,665	0.5
Japan	2,775,681	0.5
Bermuda	2,300,800	0.4
Total	$599,520,085	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 5.0%
Money Markets - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$19,333,340	$69,890,954	$(59,168,913)	$50	$-	$30,055,431	30,049,421	$299,613
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	161,868	4,790,494	(3,871,242)	-	-	1,081,120	1,081,120	1,706 ∆
Total Affiliated Investments - 5.2%
	$19,495,208	$74,681,448	$(63,040,155)	$50	$-	$31,136,551	31,130,541	$301,319

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/22/25	2,391,696	$(1,582,877)	$(266)
Australian Dollar	10/22/25	292,403	(190,149)	3,338
Australian Dollar	10/22/25	(3,210,353)	2,113,620	(10,705)
Australian Dollar	11/26/25	112,584	(74,926)	(399)
Australian Dollar	11/26/25	106,923	(69,879)	900
Australian Dollar	11/26/25	(220,142)	146,181	453
Australian Dollar	11/26/25	(2,000,036)	1,295,945	(28,018)
Australian Dollar	12/19/25	2,867,196	(1,902,282)	(3,897)
Australian Dollar	12/19/25	(3,096,043)	2,065,590	15,684
British Pound	10/22/25	212,941	(282,992)	3,386
British Pound	10/22/25	211,247	(286,061)	(1,962)
British Pound	10/22/25	(2,995,261)	4,059,265	31,033
British Pound	10/22/25	(847,206)	1,138,149	(1,232)
British Pound	11/26/25	267,726	(358,892)	1,170
British Pound	11/26/25	(32,615,708)	44,085,810	221,276
British Pound	11/26/25	98,627	(133,126)	(483)
British Pound	11/26/25	(438,297)	587,668	(1,793)
British Pound	12/19/25	4,985,245	(6,724,367)	(20,305)
British Pound	12/19/25	94,100	(125,635)	909
British Pound	12/19/25	(5,504,027)	7,481,995	80,288
Euro	10/22/25	17,740,779	(20,720,965)	133,819
Euro	10/22/25	15,199,590	(17,906,675)	(39,130)
Euro	10/22/25	(72,307,630)	85,405,878	406,221
Euro	10/22/25	(17,468,294)	20,389,604	(144,866)
Euro	11/26/25	10,731,014	(12,578,679)	59,731
Euro	11/26/25	9,286,143	(10,951,189)	(14,470)
Euro	11/26/25	(8,409,284)	9,916,080	12,076
Euro	11/26/25	(68,443,427)	80,179,579	(429,407)
Euro	12/19/25	8,418,806	(9,952,679)	(24,490)
Euro	12/19/25	(65,154,090)	76,877,700	42,329
New Zealand Dollar	10/22/25	(26,982,786)	16,323,943	673,985
New Zealand Dollar	11/26/25	9,469,141	(5,557,716)	(58,679)
New Zealand Dollar	11/26/25	(26,982,786)	15,759,530	89,755
New Zealand Dollar	12/19/25	(29,030,241)	17,364,577	489,090
Swiss Franc	10/22/25	(3,744,746)	4,781,170	63,062
Swiss Franc	10/22/25	(5,046,036)	6,288,319	(69,321)
Swiss Franc	11/26/25	(3,744,746)	4,687,998	(48,568)
Swiss Franc	12/19/25	(3,726,486)	4,729,325	2,080
Total				$1,432,594

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	12/20/30	2,600,000	EUR	$319,537	$6,496	$326,033
CDX.NA.HY.45, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	12/20/30	40,150,000	USD	3,059,430	197,537	3,256,967
Total					3,378,967	204,033	3,583,000

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts at Value Asset/(Liability)
Goldman Sachs & Co LLC:
Common Stock Virgin Media Finance PLC, Fixed Rate of 5.00%, Paid Quarterly	NR	12/20/30	$2,400,000	EUR	$239,932	$(15,272)	$224,660

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Credit default swaps:
Average notional amount - sell protection	$45,450,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	114,799,055
Average amounts sold - in USD	450,145,446
Futures contracts:
Average notional amount of contracts - long	65,460,910
Average notional amount of contracts - short	3,532,439

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $120,258,338, which represents 20.0% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$40,616,213	$-
Bank Loans and Mezzanine Loans	-	55,674,607	-
Corporate Bonds	-	357,108,013	-
Foreign Government Bonds	-	62,890,811	-
Mortgage-Backed Securities	-	30,399,722	-
United States Treasury Notes/Bonds	-	18,919,301	-
Investment Companies	-	30,055,431	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,351,400	-
Total Investments in Securities	$-	$597,015,498	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,330,585	-
OTC Swaps	-	224,660	-
Centrally Cleared Swaps	-	204,033	-
Total Assets	$-	$599,774,776	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$897,991	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70258 11-25